Acquisition of subsidiaries (Tables)	12 Months Ended
Jun. 30, 2022
Acquisition of subsidiaries
Summary the recognized amounts of assets acquired and liabilities assumed at the date of acquisition

RMB’000
Property, plant and equipment	1,539
Right-of-use assets	36,632
Inventories	6,775
Trade and other receivables	13,770
Cash and cash equivalents	1,433
Loans and borrowings	(21,979)
Trade and other payables	(12,092)
Lease liabilities	(38,713)
Current taxation	(770)
Total identifiable net liabilities acquired	(13,405)

Goodwill arising from the acquisition has been recognized as follows:

RMB’000
Consideration transferred	10,257
Share of fair value of identifiable net liabilities	9,383
Goodwill (Note 17)	19,640

RMB’000
Consideration for 80% equity interest in YGF Investment	1,375,600
Less: the amount of unpaid share capital of YGF MC Limited	(1,001,051)
Net consideration for 80% equity (via payment to YGF MC Limited)	374,549
Settlement of the amount due to fellow subsidiary of YGF MC Limited (via additional capital injection into YGF Investment by the Company)	319,930
694,479

RMB’000
Property, plant and equipment	10,290
Right-of-use assets	1,781,595
Prepayments for construction project	200,000
Trade and other receivables	58
Cash and cash equivalents	10,996
Trade and other payables	(964,558)
Total identifiable net assets acquired	1,038,381

Total acquisition cost for the above net assets:

RMB’000
Cash consideration	694,479
Add: carrying amount of the Group’s previously held equity interest in YGF Investment at the date of acquisition	343,902
1,038,381

Analysis of net cash outflow of cash and cash equivalents in respect of the acquisition of YGF Investment:

RMB’000
Cash considerations paid	694,479
Less: cash and cash equivalents acquired	(10,996)
Net cash outflow	683,483